Share Capital (Details) (USD $)	1 Months Ended
	Apr. 27, 2012	Mar. 26, 2012	Mar. 31, 2013	Dec. 31, 2012	Feb. 24, 2012
Share Capital [Abstract]
Common stock, shares authorized			250,000,000	250,000,000	75,000,000
Number of common shares issued by company		1,400,000
Proceeds from issuance of stock		$ 502,600
Common shares issued to the President of the Company for management fees	20,000,000
Value of common shares issued to the President of the Company for management fees	$ 6,000,000